STOCKHOLDERS' EQUITY (Details) (USD $)					1 Months Ended		3 Months Ended	1 Months Ended		3 Months Ended
	Sep. 30, 2012	Dec. 31, 2011 Placement Agent1 [Member]	Dec. 31, 2011 Placement Agent2 [Member]	Jun. 30, 2011 Investor Warrants [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Placement Agent1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member] Placement Agent2 [Member]	Jun. 30, 2011 Fair Value, Inputs, Level 3 [Member] Investor Warrants [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Placement Agent1 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 2 [Member] Placement Agent2 [Member]	Jun. 30, 2011 Fair Value, Inputs, Level 2 [Member] Investor Warrants [Member]
Indexed shares		788,520	788,520	5,256,800
Exercise price		$ 1.6	$ 1.25	$ 1.60
Significant assumptions:
Stock price	$ 5.00				$ 0.906	$ 0.906	$ 0.906
Remaining term					6 years	6 years	6 years
Risk free rate								1.12%	1.12%	2.49%
Expected volatility					54.21%	54.21%	53.55%